EDWARD JONES MONEY MARKET FUND

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                 April 11, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: EDWARD JONES MONEY MARKET FUND (the "Trust")
         1933 Act File No. 2-66437
         1940 ACT FILE NO. 811-2993

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectus and statement of additional information dated April 9, 2001, that would have been filed under Rule 497(c), do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 39 on April 6, 2001.

     If you have any questions regarding this  certification,  please call me at
(412) 288-7404.

                                          Very truly yours,



                                          /s/ Leslie K. Ross
                                          Leslie K. Ross
                                          Assistant Secretary